(24) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Schedule of diluted earnings per share considering dilutive effects of instruments convertible

Earnings per share – basic and diluted

The calculation of the basic and diluted earnings per share at December 31, 2018, 2017 and 2016 was based on the profit for the year attributable to controlling shareholders and the weighted average number of common shares outstanding during the reporting years. For diluted earnings per share, the calculation considered the dilutive effects of instruments convertible into shares, as shown below:

	2018	2017	2016
Numerator
Profit attributable to controlling shareholders	2,058,040	1,179,750	900,885
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746	(*)
Earnings per share - basic	2.02	1.16	0.89

Numerator
Profit attributable to controlling shareholders	2,058,040	1,179,750	900,885
Dilutive effect of convertible debentures of subsidiary CPFL Renováveis (**)	(7,525)	(11,966)	(16,153)
Profit attributable to controlling shareholders	2,050,515	1,167,784	884,731

Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	1,017,914,746	(*)
Earnings per share - diluted	2.01	1.15	0.87

(*) Considers the event that occurred on April 29, 2016, related to the capital increase through issue of 24,900,531 shares as bonus. In accordance with IAS 33, when there is an increase in the number of shares without an increase in resources, the number of shares is adjusted as if the event had occurred at the beginning of the oldest period presented.

(**)The dilutive effect of the numerator in the calculation of diluted earnings per share considers the dilutive effects of the debentures convertible into shares issued by subsidiaries of the indirect subsidiary CPFL Renováveis. The effects were calculated based on the assumption that these debentures would be converted into common shares of the subsidiaries at the beginning of each year.